OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 14 – OTHER LIABILITIES

USDm	2020	2019
Partners and commercial managements	—	0.5
Accrued operating expenses	14.3	14.1
Accrued interest	3.1	4.0
Wages and social expenses	16.8	14.3
Derivative financial instruments	24.7	12.3
Payables to joint ventures	—	0.1
Other	0.9	2.0
Balance as of 31 December	59.8	47.3

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to note 21 for further information on fair value hierarchies.